Commitments and Contingencies - Litigation, Long-term Liabilities for Uncertain Tax Positions (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 28, 2020 CNY (¥)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Loss Contingencies
Uncertain tax positions				¥ 27,612,000	$ 3,966	¥ 26,131,000
Subsequent Event
Loss Contingencies
Amount of damages awarded to plaintiffs	¥ 1,000,000
Claims about infringement of copyright and unauthorized selling on the Group's website and mobile applications for literature work
Loss Contingencies
Related claim for damages		¥ 99,800,000	¥ 235,800,000
Maximum actual income the Group generated from such literature work			¥ 1,500